Short Term Deposits (Details) - Schedule of Short Term Deposits - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Short Term Deposits [Line Items]
Total short-term deposits	$ 22,195	$ 26,507
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits	9,652	6,240
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 12,543	$ 20,267